BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 162.9	$ 118.0
Financial liabilities	552.1	507.8
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7.2	9.6
Financial assets/ liabilities at fair value through profit and loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.1
Financial assets/ liabilities at fair value through profit and loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.1	9.6
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58.2	23.4
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.5	1.8
Derivative financial instruments used in cash flow hedge accounting | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21.0
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37.0	21.2
Derivative financial instruments used in cash flow hedge accounting | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1.3)	0.4
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,845.5	7,623.1
Financial assets/ liabilities measured at amortized cost | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,984.7	5,940.4
Financial assets/ liabilities measured at amortized cost | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	407.8	250.4
Financial assets/ liabilities measured at amortized cost | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23.7	27.6
Financial assets/ liabilities measured at amortized cost | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	286.1	381.0
Financial assets/ liabilities measured at amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	108.8	89.4
Financial assets/ liabilities measured at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	482.3	426.5
Financial assets/ liabilities measured at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	552.1	507.8
Financial liabilities at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7,656.1
Carrying amount by balance sheet item | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,940.4
Carrying amount by balance sheet item | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		250.4
Carrying amount by balance sheet item | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		27.6
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1.8
Carrying amount by balance sheet item | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		381.0
Carrying amount by balance sheet item | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		89.4
Carrying amount by balance sheet item | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		426.5
Carrying amount by balance sheet item | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		507.8
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		30.8
Carrying amount by balance sheet item | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.4
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		3.3
Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		2.6
Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		118.0
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	10.3	7.2
Financial assets/ liabilities at fair value through profit and loss | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		3.3
Financial assets/ liabilities at fair value through profit and loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	10.3	3.9
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	5.7	9.3
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	5.6	8.5
Derivative financial instruments used in cash flow hedge accounting | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		0.8
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,159.7	1,268.8
Financial assets/ liabilities measured at amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	55.6	70.2
Financial assets/ liabilities measured at amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	629.2	597.2
Financial assets/ liabilities measured at amortized cost | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	162.9	118.0
Financial assets/ liabilities measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	312.0	483.4
Financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	46.0	18.6
Financial assets at fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.0	9.2
Financial assets at fair value through OCI | Non-Current Promissory Notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.1
Financial assets at fair value through OCI | Promissary notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.6	6.8
Financial assets at fair value through OCI | Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	30.3	2.6
Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,221.7	1,303.9
Carrying amount by balance sheet item | Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,910.9
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,984.7
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	407.8
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23.7
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.6
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21.0
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	286.1
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	108.8
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	482.3
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	552.1
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43.1
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1.3)
Carrying amount by balance sheet item | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	64.6	79.4
Carrying amount by balance sheet item | Promissary notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.6	6.8
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1
Carrying amount by balance sheet item | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	629.2	597.2
Carrying amount by balance sheet item | Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	30.3
Carrying amount by balance sheet item | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	162.9
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	15.9	12.4
Carrying amount by balance sheet item | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		0.8
Carrying amount by balance sheet item | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 312.0	$ 483.4